                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                         Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Local Currency Debt Fund

 Schedule of Investments 7/31/15 (unaudited)

 Principal Amount ($)

 CORPORATE BOND - 0.3%

 Value

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 RUB

 2,000,000

 Federal Grid Co OJS via Federal Grid Finance, Ltd., 8.446%, 3/13/19

 $

 28,885

 TOTAL CORPORATE BOND

 (Cost $67,563)

 $

 28,885

 Shares

 PURCHASED CALL OPTIONS - 0.1%

 EUR

 200,000

 Call EUR/Put PLN, 4.4, 10/22/15

 $

 376

 EUR

 200,000

 Call EUR/Put MXN, 18.5, 11/19/15

 2,927

 GBP

 150,000

 Call GBP/Put TRY, 4.5, 12/22/15

 7,975

 $

 11,278

 TOTAL PURCHASED CALL OPTIONS

 (Premiums paid $11,116)

 $

 11,278

 TOTAL INVESTMENT IN SECURITIES - 0.4%

 (Cost $78,679) (a)

 $

 40,163

 Shares

 WRITTEN CALL OPTIONS - (0.1)%

 GBP

 (150,000)

 Call GBP/Put TRY, 4.5, 12/22/15

 $

 (7,975)

 EUR

 (200,000)

 Calll EUR/Put MXN, 18.5, 11/19/15

 (2,927)

 EUR

 (200,000)

 Call EUR/Put PLN, 4.4, 10/22/15

 (376)

 $

 (11,278)

 TOTAL WRITTEN CALL OPTIONS

 (Premiums received $(12,245))

 $

 (11,278)

 OTHER ASSETS & LIABILITIES - 99.7%

 $

 10,630,988

 TOTAL NET ASSETS - 100.0%

 $

 10,659,873

 (a)

 At July 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $78,679 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 1,081

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (39,597)

 Net unrealized depreciation

 $

 (38,516)

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 GBP

 British Pound Sterling

 EUR

 Euro

 RUB

 Russian Ruble

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
28,885

$
-

$
28,885

 Purchased Call Options

-

11,278

-

11,278

 Total

$
-

$
40,163

-

$
40,163

 Other Financial Instruments

 Net unrealized appreciation on forward foreign currency transactions

-

-

-

-

 Net unrealized depreciation on forward foreign currency transactions

-

(16,486
)

-

(16,486
)

 Net unrealized appreciation on written call options

-

(11,278
)

-

(11,278
)

 Total Other Financial Instruments

$
-

$
(27,764
)

-

$
(27,764
)

 During the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global High Yield Fund

 Schedule of Investments 7/31/15 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.2%

 Energy - 0.9%

 Oil & Gas Exploration & Production - 0.6%

 2,770,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 831,000

 5,035,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 3,379,744

 2,430,000

 Energy XXI, Ltd., 3.0%, 12/15/18

 314,381

 2,585,000

 Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)

 2,237,641

 $

 6,762,766

 Oil & Gas Storage & Transportation - 0.3%

 2,800,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 3,237,640

 Total Energy

 $

 10,000,406

 Materials - 0.8%

 Construction Materials - 0.5%

 5,625,000

 Cemex SAB de CV, 3.72%, 3/15/20 (144A)

 $

 5,758,594

 Diversified Metals & Mining - 0.3%

 3,714,211

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)

 $

 2,637,090

 Steel - 0.0%+

 EURO

 237,096

 New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)

 $

 65,053

 Total Materials

 $

 8,460,737

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,250,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 935,156

 Total Capital Goods

 $

 935,156

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 4,640,000

 KB Home, 1.375%, 2/1/19

 $

 4,480,500

 Total Consumer Durables & Apparel

 $

 4,480,500

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Pharmaceuticals - 0.4%

 3,890,000

 Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)

 $

 4,006,700

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,006,700

 Software & Services - 0.8%

 Internet Software & Services - 0.7%

 3,750,000

 WebMD Health Corp., 1.5%, 12/1/20

 $

 3,942,188

 3,135,000

 WebMD Health Corp., 2.5%, 1/31/18

 3,187,903

 $

 7,130,091

 Application Software - 0.3%

 1,945,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 2,092,091

 1,025,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 1,360,688

 $

 3,452,779

 Total Software & Services

 $

 10,582,870

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 1,605,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 1,178,672

 Total Technology Hardware & Equipment

 $

 1,178,672

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductor Equipment - 0.3%

 2,140,000

 SunEdison, Inc., 2.625%, 6/1/23 (144A)

 $

 1,935,362

 1,970,000

 SunEdison, Inc., 3.375%, 6/1/25 (144A)

 1,796,394

 $

 3,731,756

 Semiconductors - 0.2%

 2,290,000

 SunPower Corp., 0.875%, 6/1/21

 $

 2,152,600

 535,000

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (d)

 1,872

 $

 2,154,472

 Total Semiconductors & Semiconductor Equipment

 $

 5,886,228

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $53,118,275)

 $

 45,531,269

 Shares

 PREFERRED STOCKS - 2.1%

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 3,428

 CEVA Group Plc, 12/31/14 (c) *

 $

 2,536,846

 Total Transportation

 $

 2,536,846

 Banks - 0.4%

 Diversified Banks - 0.4%

 158,935

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 4,442,233

 Total Banks

 $

 4,442,233

 Diversified Financials - 1.0%

 Consumer Finance - 1.0%

 1,550

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 1,581,630

 355,600

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,327,388

 $

 10,909,018

 Total Diversified Financials

 $

 10,909,018

 Insurance - 0.0%+

 Reinsurance - 0.0%+

 33,500

 Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) * (f)

 $

 83,750

 Total Insurance

 $

 83,750

 Utilities - 0.5%

 Electric Utilities - 0.5%

 212,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 5,446,280

 Total Utilities

 $

 5,446,280

 TOTAL PREFERRED STOCKS

 (Cost $22,928,775)

 $

 23,418,127

 CONVERTIBLE PREFERRED STOCK - 0.0%+

 Energy - 0.0%+

 Oil & Gas Exploration & Production - 0.0%+

 16,300

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 $

 212,226

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $1,630,000)

 $

 212,226

 COMMON STOCKS - 1.7%

 Energy - 0.2%

 Oil & Gas Exploration & Production - 0.2%

 2,175,237

 Halcon Resources Corp. *

 $

 2,392,761

 Total Energy

 $

 2,392,761

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 45,168

 Freeport-McMoRan, Inc.

 $

 530,724

 17,099,676

 Mirabela Nickel, Ltd. *

 1,223,897

 $

 1,754,621

 Total Materials

 $

 1,754,621

 Capital Goods - 0.0%+

 Industrial Machinery - 0.0%+

 156,027

 Liberty Tire Recycling LLC

 $

 1,560

 Total Capital Goods

 $

 1,560

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 63

 IAP Worldwide Services, Inc.

 $

 50,340

 Total Commercial Services & Supplies

 $

 50,340

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 1,584

 CEVA Group Plc *

 $

 1,171,901

 Total Transportation

 $

 1,171,901

 Automobiles & Components - 0.5%

 Automobile Manufacturers - 0.5%

 335,730

 Ford Motor Co.

 $

 4,978,876

 Total Automobiles & Components

 $

 4,978,876

 Consumer Services - 0.0%+

 Education Services - 0.0%+

 11,492

 Cengage Learning Holdings II LP

 $

 323,695

 Total Consumer Services

 $

 323,695

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 894

 Panolam Holdings Co. *

 $

 657,984

 Total Diversified Financials

 $

 657,984

 Insurance - 0.6%

 Life & Health Insurance - 0.6%

 4,840

 A Preference TIG FINCO

 $

 1,210

 4,613,242

 B Preference TIG FINCO

 7,062,444

 132,750

 TopCo., Ltd.

 33,180

 $

 7,096,834

 Total Insurance

 $

 7,096,834

 Semiconductors & Semiconductor Equipment - 0.0%+

 Semiconductors - 0.0%+

 158,800

 LDK Solar Co, Ltd. (A.D.R.) *

 $

 14,292

 Total Semiconductors & Semiconductor Equipment

 $

 14,292

 TOTAL COMMON STOCKS

 (Cost $17,130,277)

 $

 18,442,864

 Principal

 Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 1.0%

 Transportation - 0.1%

 Airlines - 0.1%

 1,213,302

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,279,185

 Total Transportation

 $

 1,279,185

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 282,596

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 285,447

 573,944

 Westgate Resorts 2014-A LLC, 6.25%, 10/20/26 (144A)

 570,500

 Total Consumer Services

 $

 855,947

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 1,310,364

 1.17

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 $

 1,239,843

 1,138,253

 6.55

 Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)

 1,147,293

 1,000,000

 United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)

 1,006,649

 $

 3,393,785

 Total Banks

 $

 3,393,785

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.1%

 6,109,426

 0.67

 Aircraft Finance Trust, Floating Rate Note, 5/15/24

 $

 1,588,451

 Specialized Finance - 0.4%

 707,259

 0.62

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 388,993

 8,120,003

 0.58

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 3,857,001

 $

 4,245,994

 Total Diversified Financials

 $

 5,834,445

 TOTAL ASSET BACKED SECURITIES

 (Cost $14,195,216)

 $

 11,363,362

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%

 Materials - 0.4%

 Forest Products - 0.4%

 4,315,000

 TimberStar Trust I, 7.5296%, 10/15/36 (144A)

 $

 4,417,870

 Total Materials

 $

 4,417,870

 Banks - 1.8%

 Thrifts & Mortgage Finance - 1.8%

 1,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 $

 1,096,886

 1,480,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,390,194

 455,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 401,214

 1,502,000

 5.14

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 1,527,719

 9,000,000

 7.08

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 6,677,460

 1,175,000

 3.64

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,161,955

 777,948

 4.94

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/9/19 (144A)

 766,901

 1,500,000

 4.94

 GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39

 1,470,946

 854,550

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 839,596

 2,100,000

 6.01

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 2,138,688

 2,049,502

 2.55

 JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35

 1,916,133

 775,000

 5.95

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 806,122

 $

 20,193,814

 Total Banks

 $

 20,193,814

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $26,222,874)

 $

 24,611,684

 CORPORATE BONDS - 77.2%

 Energy - 11.1%

 Oil & Gas Drilling - 0.3%

 3,765,000

 Unit Corp., 6.625%, 5/15/21

 $

 3,595,575

 Oil & Gas Equipment & Services - 0.1%

 1,860,000

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 $

 1,534,500

 Integrated Oil & Gas - 0.0%+

 MXN

 8,650,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 $

 526,393

 Oil & Gas Exploration & Production - 8.8%

 1,750,000

 Antero Resources Corp., 5.625%, 6/1/23 (144A)

 $

 1,684,375

 2,165,000

 Bonanza Creek Energy, Inc., 5.75%, 2/1/23

 1,753,650

 1,270,000

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21

 1,098,550

 2,830,000

 BreitBurn Energy Partners LP, 7.875%, 4/15/22

 1,952,700

 3,725,000

 Carrizo Oil & Gas, Inc., 6.25%, 4/15/23

 3,575,255

 2,000,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,010,000

 2,341,000

 Chaparral Energy, Inc., 7.625%, 11/15/22

 1,369,485

 4,240,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 1,526,400

 2,000,000

 Comstock Resources, Inc., 9.5%, 6/15/20

 740,000

 3,695,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 2,928,288

 11,700,000

 EP Energy LLC, 9.375%, 5/1/20

 12,080,250

 4,980,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 2,415,300

 3,260,000

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 2,477,600

 4,990,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 5,114,750

 4,190,000

 Halcon Resources Corp., 8.875%, 5/15/21

 2,178,800

 3,790,000

 Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)

 3,524,700

 1,000,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 904,750

 155,000

 Linn Energy LLC, 7.75%, 2/1/21

 90,675

 3,225,000

 Memorial Production Partners LP, 6.875%, 8/1/22

 2,580,000

 3,000,000

 Memorial Production Partners LP, 7.625%, 5/1/21

 2,520,000

 1,525,000

 Memorial Resource Development Corp., 5.875%, 7/1/22

 1,437,312

 2,300,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

 793,500

 3,995,000

 Noble Energy, Inc., 5.875%, 6/1/22

 4,286,044

 1,935,000

 Noble Energy, Inc., 5.875%, 6/1/24

 2,099,657

 2,350,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 2,036,628

 2,840,000

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,584,400

 7,570,000

 Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)

 5,374,700

 3,250,000

 PDC Energy, Inc., 7.75%, 10/15/22

 3,351,562

 2,250,000

 Penn Virginia Corp., 8.5%, 5/1/20

 1,057,500

 3,765,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 3,049,650

 1,500,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 1,350,000

 455,000

 SM Energy Co., 5.0%, 1/15/24

 416,325

 1,650,000

 SM Energy Co., 6.5%, 1/1/23

 1,654,125

 2,410,000

 Swift Energy Co., 8.875%, 1/15/20

 626,600

 CAD

 1,775,000

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

 1,302,802

 1,850,000

 Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)

 1,655,750

 5,215,000

 Whiting Canadian Holding Co ULC, 8.125%, 12/1/19

 5,377,969

 1,525,000

 WPX Energy, Inc., 7.5%, 8/1/20

 1,547,875

 3,375,000

 WPX Energy, Inc., 8.25%, 8/1/23

 3,429,844

 $

 95,957,771

 Oil & Gas Refining & Marketing - 0.4%

 4,025,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 3,958,990

 Oil & Gas Storage & Transportation - 1.4%

 2,250,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 $

 2,289,375

 950,000

 3.30

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 788,500

 2,645,000

 Global Partners LP, 7.0%, 6/15/23 (144A)

 2,545,812

 NOK

 13,000,000

 6.62

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 1,646,224

 4,000,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 4,080,000

 4,350,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 4,023,750

 $

 15,373,661

 Coal & Consumable Fuels - 0.1%

 315,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 10,238

 1,900,000

 Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)

 1,149,500

 4,435,000

 James River Coal Co., 7.875%, 4/1/19 (d)

 5,544

 $

 1,165,282

 Total Energy

 $

 122,112,172

 Materials - 9.0%

 Commodity Chemicals - 1.2%

 9,820,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 $

 9,599,050

 4,635,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 3,800,700

 $

 13,399,750

 Diversified Chemicals - 1.2%

 EURO

 7,225,000

 Ineos Finance Plc, 4.0%, 5/1/23

 $

 7,770,849

 EURO

 4,325,000

 INEOS Group Holdings SA, 5.75%, 2/15/19 (144A)

 4,865,734

 $

 12,636,583

 Construction Materials - 0.1%

 820,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 $

 838,450

 Metal & Glass Containers - 2.3%

 EURO

 434,492

 Ardagh Finance Holdings SA, 8.375%, 6/15/19 (0.00% cash, 8.375% PIK) (144A) (PIK)

 $

 491,189

 3,223,023

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 3,368,059

 423,529

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 427,765

 EURO

 2,100,000

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 2,431,511

 2,775,000

 Ball Corp., 5.25%, 7/1/25

 2,790,401

 EURO

 725,000

 Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)

 815,421

 EURO

 950,000

 Horizon Holdings III SASU, 5.125%, 8/1/22 (144A)

 1,058,264

 2,400,000

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 2,490,000

 7,490,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,611,712

 3,785,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 3,981,347

 $

 25,465,669

 Paper Packaging - 0.3%

 3,355,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 3,405,325

 Diversified Metals & Mining - 1.8%

 6,210,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 4,812,750

 5,450,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 5,014,000

 4,000,000

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 3,997,000

 1,560,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,411,800

 5,145,000

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 4,849,162

 $

 20,084,712

 Precious Metals & Minerals - 0.2%

 1,825,000

 Fresnillo Plc, 5.5%, 11/13/23 (144A)

 $

 1,937,238

 Steel - 1.4%

 2,800,000

 Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)

 $

 2,541,000

 2,300,000

 EVRAZ plc, 7.50%, 11/15/19

 2,277,000

 4,340,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 3,851,750

 4,150,000

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 3,849,623

 2,660,000

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)

 2,713,094

 EURO

 101,612

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20

 17,843

 EURO

 135,483

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20

 57,990

 $

 15,308,300

 Paper Products - 0.5%

 2,025,000

 Mercer International, Inc., 7.0%, 12/1/19

 $

 2,100,938

 3,735,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 3,118,725

 $

 5,219,663

 Total Materials

 $

 98,295,690

 Capital Goods - 4.6%

 Aerospace & Defense - 0.5%

 1,335,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 1,281,600

 2,433,000

 DynCorp International, Inc., 10.375%, 7/1/17

 1,849,080

 EURO

 2,240,000

 TA MFG., Ltd., 3.625%, 4/15/23

 2,387,124

 $

 5,517,804

 Building Products - 0.6%

 6,750,000

 Griffon Corp., 5.25%, 3/1/22

 $

 6,581,250

 Construction & Engineering - 1.7%

 EURO

 640,000

 Abengoa Finance SAU, 6.0%, 3/31/21 (144A)

 $

 526,800

 6,900,000

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 6,589,500

 3,830,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 3,820,425

 2,230,000

 Dycom Investments, Inc., 7.125%, 1/15/21

 2,335,925

 6,450,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 4,773,000

 $

 18,045,650

 Electrical Components & Equipment - 0.4%

 3,250,000

 General Cable Corp., 5.75%, 10/1/22

 $

 2,981,875

 1,100,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 1,017,500

 $

 3,999,375

 Industrial Conglomerates - 0.5%

 2,980,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 3,225,850

 2,800,000

 Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)

 2,261,000

 $

 5,486,850

 Industrial Machinery - 0.5%

 4,440,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 3,973,800

 3,128,000

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK)

 2,001,920

 $

 5,975,720

 Trading Companies & Distributors - 0.4%

 4,365,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 $

 4,365,000

 Total Capital Goods

 $

 49,971,649

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 1,475,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,386,500

 Total Commercial Services & Supplies

 $

 1,386,500

 Transportation - 3.0%

 Airlines - 0.7%

 3,525,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $

 2,837,625

 2,050,000

 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)

 2,121,750

 3,250,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 3,343,438

 $

 8,302,813

 Marine - 0.5%

 2,700,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18

 $

 1,647,000

 3,650,000

 Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)

 3,431,000

 $

 5,078,000

 Railroads - 0.4%

 3,370,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 3,403,700

 EURO

 1,325,000

 Russian Railways via RZD Capital Plc, 3.3744%, 5/20/21

 1,279,452

 $

 4,683,152

 Trucking - 0.3%

 5,992,280

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)

 $

 3,175,908

 Airport Services - 0.8%

 2,906,750

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 3,104,409

 6,100,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 6,260,125

 $

 9,364,534

 Highways & Railtracks - 0.3%

 MXN

 47,000,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 2,845,112

 Total Transportation

 $

 33,449,519

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.4%

 3,150,000

 Meritor, Inc., 6.75%, 6/15/21

 $

 3,236,625

 1,462,000

 Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)

 1,462,000

 $

 4,698,625

 Automobile Manufacturers - 0.7%

 2,700,000

 Geely Automobile Holdings, Ltd., 5.25%, 10/6/19 (144A)

 $

 2,754,000

 2,475,000

 Omega US Sub LLC, 8.75%, 7/15/23 (144A)

 2,400,750

 670,000

 ZF North America Capital, Inc., 4.5%, 4/29/22 (144A)

 659,950

 1,670,000

 ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)

 1,632,425

 $

 7,447,125

 Total Automobiles & Components

 $

 12,145,750

 Consumer Durables & Apparel - 2.1%

 Homebuilding - 1.6%

 2,100,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 2,121,000

 9,802,000

 Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c)(d)

 295,040

 4,450,000

 Lennar Corp., 4.75%, 11/15/22

 4,461,125

 2,200,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 2,266,000

 5,540,000

 Standard Pacific Corp., 6.25%, 12/15/21

 5,913,950

 2,625,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23

 2,628,281

 $

 17,685,396

 Leisure Products - 0.5%

 5,000,000

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 $

 4,975,000

 Total Consumer Durables & Apparel

 $

 22,660,396

 Consumer Services - 3.3%

 Casinos & Gaming - 1.9%

 EURO

 4,921,360

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 5,540,273

 78,344

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)

 783

 14,700,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 14,277,382

 625,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 497,472

 $

 20,315,910

 Hotels, Resorts & Cruise Lines - 0.5%

 2,540,000

 Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)

 $

 2,527,300

 2,860,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 3,178,175

 $

 5,705,475

 Restaurants - 0.1%

 BRL

 4,250,000

 Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)

 $

 1,161,718

 Education Services - 0.1%

 850,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 858,500

 Specialized Consumer Services - 0.6%

 EURO

 3,285,000

 Boing Group Financing Plc, 6.625%, 7/15/19 (144A)

 $

 3,534,083

 EURO

 3,695,000

 EC Finance Plc, 5.125%, 7/15/21 (144A)

 4,217,473

 Total Specialized Consumer Services

 $

 7,751,556

 Total Consumer Services

 $

 35,793,159

 Media - 1.4%

 Broadcasting - 0.5%

 EURO

 5,000,000

 United Group BV, 7.875%, 11/15/20 (144A)

 $

 5,844,736

 Cable & Satellite - 0.6%

 2,500,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $

 1,987,500

 3,250,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 3,282,500

 1,075,000

 Ziggo Bond Finance BV, 5.875%, 1/15/25 (144A)

 1,057,531

 $

 6,327,531

 Movies & Entertainment - 0.1%

 1,000,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 $

 965,000

 Publishing - 0.2%

 1,675,000

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 1,762,938

 Total Media

 $

 14,900,205

 Retailing - 1.3%

 Distributors - 0.1%

 1,250,000

 LKQ Corp., 4.75%, 5/15/23

 $

 1,190,625

 Department Stores - 0.6%

 2,285,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $

 2,416,388

 3,850,000

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 3,532,375

 $

 5,948,763

 Computer & Electronics Retail - 0.2%

 3,010,000

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 2,633,750

 Specialty Stores - 0.4%

 4,365,000

 Outerwall, Inc., 5.875%, 6/15/21

 $

 4,157,662

 Total Retailing

 $

 13,930,800

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 2,535,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 2,370,225

 Total Food & Staples Retailing

 $

 2,370,225

 Food, Beverage & Tobacco - 8.9%

 Distillers & Vintners - 0.5%

 2,507,279

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (10.0% cash, 0.0% PIK) (PIK)

 $

 1,454,222

 4,829,992

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (Step)

 4,268,505

 $

 5,722,727

 Agricultural Products - 0.1%

 1,625,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 $

 958,750

 Packaged Foods & Meats - 7.7%

 1,960,000

 Agrokor dd, 8.875%, 2/1/20 (144A)

 $

 2,117,937

 EURO

 3,200,000

 Agrokor dd, 9.875%, 5/1/19 (144A)

 3,776,067

 4,450,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 4,361,000

 1,246,000

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 1,336,335

 EURO

 5,155,000

 Darling Global Finance BV, 4.75%, 5/30/22

 5,527,940

 6,800,000

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 7,123,000

 800,000

 JB y Co SA de CV, 3.75%, 5/13/25 (144A)

 782,416

 2,020,000

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 2,181,600

 3,800,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 3,904,500

 3,135,000

 JBS USA LLC, 5.75%, 6/15/25 (144A)

 3,106,613

 3,615,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 3,325,800

 12,248,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 12,447,030

 6,300,000

 MHP SA, 8.25%, 4/2/20 (144A)

 5,103,000

 3,755,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 4,130,500

 11,550,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 11,604,285

 6,500,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

 5,378,750

 5,340,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 5,179,800

 1,375,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,385,312

 1,675,000

 Post Holdings, Inc., 7.375%, 2/15/22

 1,712,688

 $

 84,484,573

 Tobacco - 0.6%

 7,165,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 6,287,288

 Total Food, Beverage & Tobacco

 $

 97,453,338

 Health Care Equipment & Services - 2.5%

 Health Care Supplies - 1.0%

 5,750,000

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 6,051,875

 3,200,000

 Immucor, Inc., 11.125%, 8/15/19

 3,360,000

 1,815,000

 Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (144A)

 1,855,838

 $

 11,267,713

 Health Care Services - 0.1%

 1,320,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20 (144A)

 $

 1,428,900

 Health Care Facilities - 0.8%

 2,555,000

 Amsurg Corp., 5.625%, 7/15/22

 $

 2,627,945

 1,915,000

 CHS, 6.875%, 2/1/22

 2,049,050

 2,400,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,457,000

 1,300,000

 LifePoint Health, Inc., 5.5%, 12/1/21

 1,348,750

 $

 8,482,745

 Managed Health Care - 0.6%

 5,930,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 6,226,500

 Total Health Care Equipment & Services

 $

 27,405,858

 Pharmaceuticals, Biotechnology & Life Sciences - 1.3%

 Pharmaceuticals - 1.3%

 4,980,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $

 5,229,000

 6,165,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 6,230,472

 3,100,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 3,223,690

 $

 14,683,162

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 14,683,162

 Banks - 3.9%

 Diversified Banks - 3.2%

 3,485,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 $

 3,227,981

 820,000

 9.75

 Banco Macro SA, Floating Rate Note, 12/18/36

 803,600

 2,000,000

 Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)

 2,002,000

 2,400,000

 6.38

 Banco Santander SA, Floating Rate Note (Perpetual)

 2,373,552

 2,525,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 2,607,062

 3,425,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 3,428,185

 1,250,000

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,403,750

 2,150,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,137,315

 1,200,000

 5.88

 Citigroup, Inc., Floating Rate Note (Perpetual)

 1,207,500

 1,225,000

 FirstRand Bank, Ltd., 4.25%, 4/30/20

 1,240,312

 1,850,000

 6.50

 ING Groep NV, Floating Rate Note (Perpetual)

 1,815,312

 IDR

 11,650,000,000

 Inter-American Development Bank, 4.5%, 2/4/16

 833,417

 INR

 42,350,000

 Inter-American Development Bank, 6.0%, 9/5/17

 653,789

 IDR

 5,140,000,000

 Inter-American Development Bank, 7.25%, 7/17/17

 365,718

 2,475,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 2,463,496

 750,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

 615,000

 1,355,000

 Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (144A)

 1,390,230

 2,725,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 2,667,230

 1,075,000

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 972,477

 3,175,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 3,250,406

 $

 35,458,332

 Regional Banks - 0.3%

 2,555,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 2,836,050

 Thrifts & Mortgage Finance - 0.4%

 4,000,000

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 3,946,320

 Total Banks

 $

 42,240,702

 Diversified Financials - 4.4%

 Other Diversified Financial Services - 0.2%

 INR

 178,400,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 $

 2,776,118

 Specialized Finance - 1.0%

 3,045,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 3,407,998

 4,870,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,431,700

 3,000,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 2,801,250

 $

 10,640,948

 Consumer Finance - 1.7%

 1,200,000

 Ally Financial, Inc., 4.125%, 3/30/20

 $

 1,209,000

 1,000,000

 Ally Financial, Inc., 4.625%, 5/19/22

 997,500

 INR

 241,840,000

 International Finance Corp., 7.75%, 12/3/16

 3,807,578

 INR

 240,670,000

 International Finance Corp., 8.25%, 6/10/21

 3,994,462

 4,263,547

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 4,354,343

 4,000,000

 Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 7/22/19 (144A)

 3,907,200

 $

 18,270,083

 Investment Banking & Brokerage - 1.2%

 3,550,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 3,532,250

 3,225,000

 5.38

 The Goldman Sachs Group, Inc., Floating Rate Note (Perpetual)

 3,205,650

 5,650,000

 UBS AG, 7.625%, 8/17/22

 6,636,524

 $

 13,374,424

 Total Diversified Financials

 $

 45,061,573

 Insurance - 5.1%

 Life & Health Insurance - 0.1%

 GBP

 954,047

 TIG FINCO Plc, 8.75%, 4/2/20

 $

 1,445,654

 GBP

 168,361

 N/A

 TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)

 274,840

 $

 1,720,494

 Reinsurance - 5.0%

 450,000

 5.91

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 449,055

 3,314,020

 Altair Re, Variable Rate Notes, 6/30/16 (f)

 564,709

 2,400,000

 Altair Re, Variable Rate Notes, 6/30/17 (f)

 2,484,480

 1,900,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 1,981,499

 1,300,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (f)

 1,318,460

 1,000,000

 Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Note, 1/22/16 (f)

 1,023,800

 475,000

 4.37

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 472,625

 3,900,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (f)

 4,174,560

 1,400,000

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (f)

 1,354,220

 550,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)

 526,790

 2,375,100

 Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (f)

 2,415,714

 1,300,000

 Fairfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/2/16 (f)

 1,252,290

 5,400,000

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (f)

 5,712,660

 1,093,300

 Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (f)

 1,131,238

 1,000,000

 3.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 984,000

 500,000

 Lahinch Re, Variable Rate Notes, 6/15/16 (f)

 490,750

 2,400,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)

 2,476,560

 1,067,200

 Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (f)

 1,091,639

 3,900,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)

 4,188,210

 4,500,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)

 4,571,100

 4,070,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)

 73,260

 1,300,000

 Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (f)

 1,333,540

 13,467

 Sector Re V, Ltd., Variable Rate Notes, 12/1/18 (144A) (f)

 97,831

 950,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (f)

 1,005,670

 750,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)

 763,350

 1,100,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)

 1,110,010

 1,721

 Sector Re V, Ltd., Variable Rate Notes, 3/30/19  (144A) (f)

 237,762

 2,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (f)

 78,000

 1,800,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f)

 1,995,480

 2,600,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/16 (f)

 2,665,260

 JPY

 97,500,000

 Tralee Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/17 (f)

 786,672

 1,101,200

 Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (f)

 1,119,370

 506,000

 Turnberry Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/15/16 (f)

 511,414

 3,800,000

 Versutus, Ltd., Series 2015-A, Variable Rate Notes, 12/31/17 (f)

 4,060,680

 $

 54,502,658

 Total Insurance

 $

 56,223,152

 Real Estate - 1.7%

 Specialized REIT - 0.5%

 2,608,675

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,589,110

 1,600,000

 Equinix, Inc., 5.375%, 1/1/22

 1,624,000

 1,455,000

 Equinix, Inc., 5.375%, 4/1/23

 1,469,404

 $

 5,682,514

 Diversified Real Estate Activities - 0.1%

 995,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 1,014,900

 Real Estate Operating Companies - 1.1%

 6,405,000

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $

 6,405,000

 5,750,000

 IRSA Propiedades Comerciales SA, 7.875%, 5/11/17 (144A)

 5,694,225

 $

 12,099,225

 Total Real Estate

 $

 18,796,639

 Software & Services - 1.0%

 Internet Software & Services - 0.4%

 3,650,000

 Cimpress NV, 7.0%, 3/24/22 (144A)

 $

 3,741,250

 700,000

 IAC, 4.875%, 11/30/18

 723,275

 $

 4,464,525

 Data Processing & Outsourced Services - 0.6%

 2,100,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 2,144,625

 3,100,000

 Cardtronics, Inc., 5.125%, 8/1/22

 3,022,500

 1,700,000

 NeuStar, Inc., 4.5%, 1/15/23

 1,445,000

 $

 6,612,125

 Total Software & Services

 $

 11,076,650

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 0.4%

 1,560,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 1,540,500

 1,475,000

 CommScope, Inc., 5.0%, 6/15/21 (144A)

 1,456,562

 1,315,000

 Plantronics, Inc., 5.5%, 5/31/23 (144A)

 1,334,725

 $

 4,331,787

 Computer Storage Hardware & Peripherals - 0.4%

 4,925,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 $

 4,985,331

 Electronic Components - 0.3%

 1,000,000

 Belden, Inc., 5.25%, 7/15/24 (144A)

 $

 982,500

 EURO

 1,800,000

 Belden, Inc., 5.5%, 4/15/23

 2,021,332

 $

 3,003,832

 Total Technology Hardware & Equipment

 $

 12,320,950

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductor Equipment - 0.2%

 1,930,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 1,978,250

 Semiconductors - 0.3%

 3,098,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $

 2,253,795

 525,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 349,125

 2,329,430

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)

 465,886

 $

 3,068,806

 Total Semiconductors & Semiconductor Equipment

 $

 5,047,056

 Telecommunication Services - 6.4%

 Integrated Telecommunication Services - 3.4%

 2,260,000

 CenturyLink, Inc., 5.625%, 4/1/25 (144A)

 $

 2,065,075

 2,790,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 2,926,012

 COP

 1,626,000,000

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 526,502

 250,000

 Frontier Communications Corp., 7.125%, 1/15/23

 225,625

 2,690,000

 Frontier Communications Corp., 8.5%, 4/15/20

 2,784,150

 10,345,000

 Frontier Communications Corp., 8.75%, 4/15/22

 10,260,947

 500,000

 GCI, Inc., 6.75%, 6/1/21

 511,250

 4,275,000

 GCI, Inc., 6.875%, 4/15/25

 4,349,812

 EURO

 1,600,000

 Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)

 1,896,480

 6,285,000

 Windstream Corp., 7.5%, 6/1/22

 5,169,412

 6,765,000

 Windstream Services LLC, 7.75%, 10/15/20

 6,194,203

 $

 36,909,468

 Wireless Telecommunication Services - 3.0%

 2,800,000

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 2,891,000

 1,320,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 1,359,600

 600,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 624,000

 1,500,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

 1,357,500

 3,000,000

 Sprint Corp., 7.25%, 9/15/21

 2,868,750

 2,880,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 3,033,792

 1,940,000

 T-Mobile USA, Inc., 6.633%, 4/28/21

 2,053,878

 1,300,000

 T-Mobile USA, Inc., 6.731%, 4/28/22

 1,378,000

 2,750,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 2,746,178

 7,800,000

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)

 8,044,920

 4,875,000

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 4,911,562

 RUB

 124,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 1,860,212

 $

 33,129,392

 Total Telecommunication Services

 $

 70,038,860

 Utilities - 3.4%

 Electric Utilities - 1.6%

 1,610,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $

 1,674,400

 3,725,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 3,818,125

 711,000

 Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 604,350

 1,830,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 1,802,550

 2,995,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 3,510,889

 71,485

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 71,485

 164,149

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 160,866

 3,760,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 3,647,200

 1,850,000

 Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)

 1,813,000

 $

 17,102,865

 Multi-Utilities - 0.4%

 575,000

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

 $

 247,020

 4,582,675

 Ormat Funding Corp., 8.25%, 12/30/20

 4,674,328

 $

 4,921,348

 Independent Power Producers & Energy Traders - 1.4%

 3,000,000

 AES Corp., 5.5%, 4/15/25

 $

 2,872,500

 940,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 982,300

 1,300,000

 InterGen NV, 7.0%, 6/30/23 (144A)

 1,170,000

 6,000,000

 NRG Energy, Inc., 6.25%, 5/1/24

 5,895,000

 500,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 473,750

 4,295,000

 Terraform Global Operating Co.,  9.75%, 8/15/22 (144A)

 4,241,441

 $

 15,634,991

 Total Utilities

 $

 37,659,204

 TOTAL CORPORATE BONDS

 (Cost $901,858,250)

 $

 845,023,209

 FOREIGN GOVERNMENT BONDS - 4.8%

 1,845,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 1,869,170

 2,655,000

 Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)

 2,568,712

 1,220,000

 Ecuador Government International Bond, 10.5%, 3/24/20 (144A)

 1,165,100

 2,510,000

 Ecuador Government International Bond, 7.95%, 6/20/24 (144A)

 2,102,125

 IDR

 53,000,000,000

 Indonesia Treasury Bond, 7.0%, 5/15/22

 3,598,632

 IDR

 40,352,000,000

 Indonesia Treasury Bond, 8.25%, 6/15/32

 2,826,355

 2,175,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 2,188,702

 2,530,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 2,483,195

 MXN

 1,800,000

 Mexican Bonos, 7.5%, 6/3/27

 122,869

 MXN

 230,630,757

 Mexican Udibonos, 2.0%, 6/9/22

 13,749,005

 MXN

 9,090,355

 Mexican Udibonos, 3.5%, 12/14/17

 597,660

 EURO

 2,175,000

 Mexico Government International Bond, 4.0%, 3/15/15

 2,098,228

 2,859,120

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 2,830,529

 1,025,000

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 1,040,375

 1,125,000

 Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)

 1,116,562

 1,260,000

 Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)

 1,244,250

 RON

 18,580,000

 Romania Government Bond, 5.85%, 4/26/23

 5,285,491

 RON

 1,220,000

 Romania Government Bond, 5.95%, 6/11/21

 346,963

 RUB

 49,399,000

 Russian Federal Bond - OFZ, 7.0%, 8/16/23

 648,913

 2,000,000

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 2,027,240

 3,700,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 3,124,206

 $

 53,034,282

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $64,918,192)

 $

 53,034,282

 MUNICIPAL BOND - 0.1%

 Municipal General - 0.1%

 8,875,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 551,315

 TOTAL MUNICIPAL BOND

 (Cost $8,859,121)

 $

 551,315

 SENIOR FLOATING RATE LOAN INTERESTS - 6.6%**

 Energy - 0.2%

 Coal & Consumable Fuels - 0.2%

 4,700,000

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 1,762,500

 1,034,769

 8.15

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (d)

 388,038

 $

 2,150,538

 Total Energy

 $

 2,150,538

 Materials - 0.4%

 Specialty Chemicals - 0.4%

 4,190,000

 0.27

 A. Schulman, Inc., Bridge Facility, 3/25/16

 $

 4,190,000

 Diversified Metals & Mining - 0.0%+

 437,500

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 359,616

 Total Materials

 $

 4,549,616

 Capital Goods - 0.6%

 Metal & Glass Containers - 0.0%+

 537,071

 4.75

 Pro Mach Group, Inc., Dollar Term Loan, 10/22/21

 $

 540,428

 Building Products - 0.6%

 6,100,000

 0.00

 Builders Firstsource, Inc., 1st Lien Term Loan B, 6/24/22 (e)

 $

 6,100,000

 Total Capital Goods

 $

 6,640,428

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.0%+

 498,368

 4.84

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 493,384

 Security & Alarm Services - 0.1%

 1,012,104

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 1,016,849

 Total Commercial Services & Supplies

 $

 1,510,233

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 989,800

 6.75

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 $

 990,728

 Total Transportation

 $

 990,728

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 3,166

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 3,180

 2,000,198

 4.50

 TI Group Automotive Systems LLC, 1st Lien Term Loan B, 6/25/22

 2,010,825

 $

 2,014,005

 Total Automobiles & Components

 $

 2,014,005

 Media - 1.1%

 Advertising - 0.2%

 2,165,578

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,059,464

 Cable & Satellite - 0.9%

 8,860,000

 0.00

 Charter Communications Operating LLC, 1st Lien Bridge Loan, 5/26/16 (e)

 $

 8,860,000

 1,233,398

 4.50

 WideOpenWest Finance LLC, Replacement Term B Loan, 4/1/19

 1,236,591

 $

 10,096,591

 Total Media

 $

 12,156,055

 Retailing - 0.5%

 Automotive Retail - 0.5%

 5,795,000

 5.25

 CWGS Group LLC, Term Loan, 2/20/20

 $

 5,827,597

 Total Retailing

 $

 5,827,597

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,024,491

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,028,588

 Total Food & Staples Retailing

 $

 1,028,588

 Health Care Equipment & Services - 1.1%

 Health Care Services - 1.0%

 1,017,446

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,016,652

 1,277,509

 7.50

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,281,235

 474,656

 0.00

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18 (e)

 477,623

 696,116

 6.25

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 693,070

 417,670

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 415,842

 2,790,000

 8.28

 Mj Acquistion (Concentra), 1st Lien Term Loan B, 5/8/22

 2,805,624

 2,518,125

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,525,994

 1,333,333

 4.50

 National Surgical Hospitals, Inc., 1st Lien Term Loan B, 5/15/22

 1,334,235

 $

 10,550,275

 Managed Health Care - 0.1%

 756,082

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 591,634

 549,668

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 430,115

 $

 1,021,749

 Total Health Care Equipment & Services

 $

 11,572,024

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Biotechnology - 0.9%

 9,655,000

 7.00

 Lantheus Medical Imaging, Inc., 1st Lien Term Loan B, 6/25/22

 $

 9,546,381

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,546,381

 Insurance - 0.6%

 Multi-line Insurance - 0.6%

 552,353

 0.00

 Alliant Holdings I LLC, 1st Lien Term Loan B, 7/28/22 (e)

 $

 553,131

 1,837,999

 5.00

 Alliant Holdings I LLC, Initial Term Loan, 12/20/19

 1,840,583

 4,310,000

 0.00

 Alliant Holdings I, Inc., 1st Lien Bridge Loan, 6/9/23

 4,310,000

 $

 6,703,714

 Total Insurance

 $

 6,703,714

 Software & Services - 0.7%

 Application Software - 0.7%

 4,373,318

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 4,384,251

 3,500,000

 9.75

 Vertafore, Inc., Term Loan (Second Lien), 10/29/17

 3,545,938

 $

 7,930,189

 Total Software & Services

 $

 7,930,189

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $75,853,612)

 $

 72,620,096

 Shares

 RIGHTS / WARRANTS - 0.1%

 Food, Beverage & Tobacco - 0.1%

 Distillers & Vintners - 0.1%

 5,578,091

 Belvedere SA, 12/23/16

 $

 673,415

 Total Food, Beverage & Tobacco

 $

 673,415

 Insurance - 0.0%+

 Life & Health Insurance - 0.0%+

 1,390

 A Preference TIG FINCO

 $

                           -

 Total Insurance

 $

                           -

 TOTAL RIGHTS / WARRANTS

 (Cost $303,270)

 $

 673,415

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 0.8%

 Commercial Paper - 0.8%

 2,750,000

 Barclays U.S. Commercial Paper, 8/3/15 (c)

 $

 2,749,949

 2,750,000

 BNP Paribas SA Commercial Paper, 8/3/15 (c)

 2,749,973

 2,750,000

 Exxon Mobil Commercial Paper, 8/3/15 (c)

 2,749,975

 $

 8,249,897

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $8,249,958)

 $

 8,249,897

 TOTAL INVESTMENT IN SECURITIES - 100.6%

 (Cost $1,195,267,820) (a) (g)

 $

 1,103,731,746

 OTHER ASSETS & LIABILITIES - (0.6)%

 $

 (7,097,370)

 TOTAL NET ASSETS - 100.0%

 $

 1,096,634,376

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe or event linked bond. At July 31, 2015, the value of these securities amounted to $2,432,470 or 0.2% of total net assets.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2015, the value of these securities amounted to $496,068,315 or 45.2% of total net assets.

 (a)

 At July 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $1,195,267,820 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

      28,596,223

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (120,132,297)

 Net unrealized depreciation

 $

           (91,536,074)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default and is non-income producing.

 (e)

 Rate to be determined.

 (f)

 Structured reinsurance investment. At July 31, 2015, the value of these securities amounted to $50,172,439 or 4.6% of total net assets.

 (g)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 60.0%

 Luxembourg

 5.4%

 United Kingdom

 4.4%

 Mexico

 3.7%

 Netherlands

 2.7%

 Argentina

 2.5%

 Ireland

 2.5%

 Canada

 2.2%

 Cayman Islands

 2.0%

 Bermuda

 1.5%

 Australia

 1.4%

 Other (individually less than 1%)

 11.7%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 COP

 Columbian Peso

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 RON

 Romanian Leu

 RUB

 Russian Ruble

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  Materials

   Steel

$
-

$
-

$
65,053

$
65,053

  All Other Convertible Bonds

-

45,466,216

-

45,466,216

 Preferred Stocks

  Transportation

   Air Freight & Logistics

-

2,536,846

-

2,536,846

  Diversified Financials

   Consumer Finance

-

1,581,630

-

1,581,630

  Insurance

   Reinsurance

-

-

83,750

83,750

  All Other Preferred Stocks

19,215,901

-

-

19,215,901

 Convertible Preferred Stocks

-

212,226

-

212,226

 Common Stocks

  Capital Goods

   Industrial Machinery

-

-

1,560

1,560

  Commercial Services & Supplies

   Diversified Support Services

-

50,340

-

50,340

  Transportation

   Air Freight & Logistics

-

2,536,846

-

2,536,846

  Consumer Services

   Education Services

-

323,695

-

323,695

  Diversified Financials

   Specialized Finance

-

-

657,984

657,984

  Insurance

   Life & Health Insurance

-

-

7,096,834

7,096,834

  All Other Common Stocks

7,775,605

-

-

7,775,605

 Asset Backed Securities

-

11,363,362

-

11,363,362

 Collateralized Mortgage Obligations

-

24,611,684

-

24,611,684

 Corporate Bonds

-

-

-

-

  Materials

   Steel

-

-

75,833

75,833

  Capital Goods

   Industrial Machinery

-

-

2,001,920

2,001,920

  Insurance

   Reinsurance

-

4,413,969

50,088,689

54,502,658

  All Other Corporate Bonds

-

788,442,798

-

788,442,798

 Foreign Government Bonds

-

53,034,282

-

53,034,282

 Municipal Bond

-

551,315

-

551,315

 Senior Floating Rate Loan Interests

-

72,620,096

-

72,620,096

 Rights/Warrants

673,415

-

-

673,415

 Commercial Paper

-

8,249,897

-

8,249,897

 Total

$
27,664,921

$
1,015,995,202

60,071,623

$
1,103,731,746

 Other Financial Instruments

 Net unrealized appreciation on forward foreign currency contracts

$
-

$
287,650

-

$
287,650

 Net unrealized depreciation on forward foreign currency contracts

-

(534,899
)

-

(534,899
)

 Total Other Financial Instruments

$
-

$
(247,249
)

-

$
(247,249
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Convertible Corporate Bonds

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/14

$
700,002

$
3,047,736

4,260,476

$
28,067,018

$
36,075,232

 Realized gain (loss)1

-

135,400

-

(178,934
)

(43,534
)

 Change in unrealized appreciation (depreciation)2

184,607

225,443

(3,629,725
)

(6,407,795
)

(9,627,470
)

 Purchases

6,871,769

-

-

47,806,145

54,677,914

 Sales

-

(3,046,500
)

-

(17,666,993
)

(20,713,493
)

 Transfers in to Level 3*

-

-

-

-

-

 Transfers out of Level 3*

-

(297,026
)

-

-

(297,026
)

 Transfers in and out of Level 3 activity

-

-

(547,001
)

547,001

-

 Balance as of 7/31/15

$
7,756,378

$
65,053

83,750

$
52,166,442

$
60,071,623

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values. During the period ended July 31, 2015, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/15

$
(9,627,470
)

 Pioneer Global Multisector Income Fund

 Schedule of Investments 7/31/2015

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 56,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 41,895

 Total Capital Goods

 $

 41,895

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 50,000

 KB Home, 1.375%, 2/1/19

 $

 48,281

 Total Consumer Durables & Apparel

 $

 48,281

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $105,595)

 $

 90,176

 PREFERRED STOCKS - 1.0%

 Banks - 0.6%

 Diversified Banks - 0.6%

 1,668

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 42,484

 2,963

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 82,816

 1,560

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 41,964

 $

 167,264

 Total Banks

 $

 167,264

 Diversified Financials - 0.2%

 Consumer Finance - 0.1%

 25

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 25,510

 850

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 22,296

 $

 47,806

 Asset Management & Custody Banks - 0.1%

 1,000

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 25,970

 Total Diversified Financials

 $

 73,776

 Insurance - 0.2%

 Property & Casualty Insurance - 0.2%

 2,201

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 57,226

 Total Insurance

 $

 57,226

 TOTAL PREFERRED STOCKS

 (Cost $277,038)

 $

 298,266

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 80

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 95,369

 Total Banks

 $

 95,369

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $83,502)

 $

 95,369

 ASSET BACKED SECURITIES - 1.8%

 58,229

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 $

 59,193

 50,000

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 50,132

 48,313

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 49,324

 24,280

 4.80

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 24,972

 96,625

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 99,881

 25,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 25,005

 3,217

 0.59

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 3,213

 4,684

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 4,633

 50,000

 5.50

 Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34

 52,150

 9,559

 0.89

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 9,479

 10,732

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 11,254

 10,108

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 10,159

 30,000

 0.61

 SMART ABS Series 2015-1US Trust, Floating Rate Note, 8/14/17

 30,003

 50,294

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 50,454

 1,518

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 1,573

 55,125

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.3409%, 9/25/36 (Step)

 56,776

 TOTAL ASSET BACKED SECURITIES

 (Cost $525,402)

 $

 538,201

 COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7%

 94,945

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 $

 95,375

 5,803

 0.64

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 5,546

 3,780

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 3,806

 53,310

 1.68

 Arran Residential Mortgages Funding 2010-1 Plc, Floating Rate Note, 5/16/47 (144A)

 53,464

 3,437

 0.64

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 3,418

 15,795

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 16,362

 10,518

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 10,795

 9,425

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 9,635

 9,559

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 9,908

 99,096

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c) (d)

                         -

 65,102

 Bayview Commercial Asset Trust 2007-4, 3.485463%, 9/25/37 (Step) (144A) (d)

 2,070

 7,204

 2.61

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 7,243

 20,515

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34

 22,530

 100,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 101,074

 100,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 107,020

 50,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 50,426

 33,704

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 35,116

 72,331

 0.35

 Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38

 71,331

 64,897

 0.33

 Crusade Global Trust No.2 of 2006, Floating Rate Note, 11/15/37

 64,688

 100,000

 5.42

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 113,404

 100,000

 4.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 103,849

 12,304

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 13,220

 45,000

 5.19

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 49,604

 25,000

 4.35

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 26,849

 50,000

 4.93

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 53,263

 50,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 52,980

 44,551

 Government National Mortgage Association, 4.5%, 9/20/39

 48,214

 16,812

 Government National Mortgage Association, 5.25%, 8/16/35

 18,880

 50,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 52,132

 25,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 25,285

 44,820

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 46,294

 50,802

 2.50

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 50,565

 41,833

 0.55

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 40,686

 35,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 38,022

 6,714

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 6,810

 12,165

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 12,593

 13,528

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 14,235

 36,130

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 36,760

 100,000

 5.78

 Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43

 103,650

 75,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 75,923

 44,756

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 44,171

 GBP

 59,747

 0.97

 Paragon Secured Finance No 1 Plc, Floating Rate Note, 11/15/35

 92,341

 29,367

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 29,891

 7,777

 0.74

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 7,522

 33,373

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 31,932

 24,294

 2.56

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 24,056

 50,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 52,155

 50,000

 UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45

 52,017

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,931,278)

 $

 1,987,110

 CORPORATE BONDS - 31.9%

 Energy - 4.4%

 Oil & Gas Drilling - 0.4%

 25,000

 Pride International, Inc., 6.875%, 8/15/20

 $

 28,011

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 93,997

 $

 122,008

 Oil & Gas Equipment & Services - 0.2%

 25,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 $

 19,945

 25,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 28,537

 $

 48,482

 Oil & Gas Exploration & Production - 1.9%

 60,000

 Antero Resources Corp., 5.375%, 11/1/21

 $

 58,350

 25,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 25,125

 50,000

 EP Energy LLC, 9.375%, 5/1/20

 51,625

 45,000

 Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22

 44,438

 90,000

 Linn Energy LLC, 6.25%, 11/1/19

 54,506

 23,000

 Marathon Oil Corp., 5.9%, 3/15/18

 25,230

 25,000

 Newfield Exploration Co., 5.375%, 1/1/26

 24,000

 100,000

 Range Resources Corp., 5.0%, 3/15/23

 98,000

 75,000

 SM Energy Co., 6.5%, 1/1/23

 75,188

 100,000

 WPX Energy, Inc., 7.5%, 8/1/20

 101,500

 $

 557,962

 Oil & Gas Refining & Marketing - 0.3%

 83,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 81,222

 21,000

 Valero Energy Corp., 9.375%, 3/15/19

 25,842

 $

 107,064

 Oil & Gas Storage & Transportation - 1.6%

 25,000

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 27,104

 50,000

 Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)

 50,250

 25,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 28,257

 50,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 37,750

 100,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 90,982

 25,000

 Plains All American Pipeline LP, 6.125%, 1/15/17

 26,632

 10,000

 Questar Pipeline Co., 5.83%, 2/1/18

 10,949

 25,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 27,446

 10,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 11,161

 60,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 60,000

 13,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 14,252

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,506

 $

 485,289

 Total Energy

 $

 1,320,805

 Materials - 2.5%

 Commodity Chemicals - 0.1%

 25,000

 Methanex Corp., 4.25%, 12/1/24

 $

 24,821

 Diversified Chemicals - 0.4%

 20,000

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 19,805

 EURO

 100,000

 Ineos Finance Plc, 4.0%, 5/1/23

 107,555

 $

 127,360

 Construction Materials - 1.1%

 150,000

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 152,625

 30,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 33,999

 150,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 153,375

 $

 339,999

 Paper Packaging - 0.4%

 EURO

 100,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 $

 115,670

 Diversified Metals & Mining - 0.3%

 35,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 28,744

 50,000

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 47,062

 $

 75,806

 Steel - 0.2%

 50,000

 EVRAZ plc, 7.50%, 11/15/19

 $

 49,500

 25,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 23,647

 $

 73,147

 Total Materials

 $

 756,803

 Capital Goods - 1.2%

 Building Products - 0.7%

 30,000

 Building Materials Corp of America, 5.375%, 11/15/24 (144A)

 $

 30,072

 25,000

 Masco Corp., 5.95%, 3/15/22

 27,625

 85,000

 Masco Corp., 7.125%, 3/15/20

 99,025

 50,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 53,562

 $

 210,284

 Electrical Components & Equipment - 0.1%

 25,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 23,125

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 60,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 65,148

 10,000

 Cummins, Inc., 6.75%, 2/15/27

 12,411

 $

 77,559

 Industrial Machinery - 0.0% †

 7,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 8,031

 Trading Companies & Distributors - 0.1%

 40,000

 GATX Corp., 6.0%, 2/15/18

 $

 43,678

 Total Capital Goods

 $

 362,677

 Transportation - 2.2%

 Airlines - 0.9%

 92,846

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 93,774

 9,460

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 10,039

 71,679

 United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21

 74,188

 93,705

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 93,940

 $

 271,941

 Marine - 0.7%

 200,000

 Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)

 $

 188,000

 Railroads - 0.1%

 25,000

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 27,652

 Airport Services - 0.5%

 150,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 153,938

 Total Transportation

 $

 641,531

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 25,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 25,232

 Total Consumer Durables & Apparel

 $

 25,232

 Consumer Services - 1.1%

 Casinos & Gaming - 0.7%

 25,000

 International Game Technology, 7.5%, 6/15/19

 $

 26,750

 200,000

 Wynn Macau Ltd., 5.25%, 10/15/21 (144A)

 190,250

 $

 217,000

 Education Services - 0.4%

 25,000

 Bowdoin College, 4.693%, 7/1/12

 $

 21,575

 75,000

 Tufts University, 5.017%, 4/15/12

 77,991

 $

 99,566

 Total Consumer Services

 $

 316,566

 Media - 0.8%

 Cable & Satellite - 0.8%

 25,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 $

 27,426

 200,000

 Ziggo Bond Finance BV, 5.875%, 1/15/25 (144A)

 196,750

 $

 224,176

 Total Media

 $

 224,176

 Retailing - 0.2%

 Internet Retail - 0.2%

 50,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 55,683

 Total Retailing

 $

 55,683

 Food & Staples Retailing - 0.0% †

 Drug Retail - 0.0% †

 13,260

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 15,020

 Total Food & Staples Retailing

 $

 15,020

 Food, Beverage & Tobacco - 1.4%

 Brewers - 0.1%

 20,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 23,657

 Agricultural Products - 0.2%

 50,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 54,283

 Packaged Foods & Meats - 1.1%

 EURO

 100,000

 Darling Global Finance BV, 4.75%, 5/30/22

 $

 107,235

 70,000

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 70,981

 150,000

 Post Holdings, Inc., 7.375%, 2/15/22

 153,375

 $

 331,591

 Tobacco - 0.0% †

 20,000

 Reynolds American, Inc., 3.75%, 5/20/23 (144A)

 $

 19,663

 Total Food, Beverage & Tobacco

 $

 429,194

 Health Care Equipment & Services - 0.3%

 Health Care Technology - 0.3%

 75,000

 MedAssets, Inc., 8.0%, 11/15/18

 $

 77,344

 Total Health Care Equipment & Services

 $

 77,344

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 21,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $

 22,050

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 22,050

 Banks - 4.6%

 Diversified Banks - 4.5%

 200,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 $

 185,250

 EURO

 50,000

 AXA Bank Europe SCF, 3.5%, 11/5/20

 63,842

 125,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 129,062

 15,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 14,869

 75,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 74,558

 75,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 78,477

 200,000

 FirstRand Bank, Ltd., 4.25%, 4/30/20

 202,500

 IDR

 850,000,000

 Inter-American Development Bank, 4.5%, 2/4/16

 60,807

 INR

 700,000

 Inter-American Development Bank, 6.0%, 9/5/17

 10,806

 IDR

 1,210,000,000

 Inter-American Development Bank, 7.2%, 1/22/18

 85,208

 AUD

 185,000

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 152,382

 100,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 115,372

 100,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 113,749

 50,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 49,630

 $

 1,336,512

 Regional Banks - 0.1%

 35,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 38,850

 Total Banks

 $

 1,375,362

 Diversified Financials - 4.5%

 Other Diversified Financial Services - 1.2%

 25,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 26,663

 INR

 5,100,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 79,362

 IDR

 1,120,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 77,193

 NZD

 100,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 66,984

 90,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 95,344

 $

 345,546

 Specialized Finance - 0.8%

 55,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 62,576

 100,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 105,750

 56,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 62,676

 $

 231,002

 Consumer Finance - 1.6%

 INR

 17,800,000

 International Finance Corp., 6.3%, 11/25/24

 $

 262,088

 INR

 3,790,000

 International Finance Corp., 7.75%, 12/3/16

 59,671

 INR

 9,500,000

 International Finance Corp., 8.25%, 6/10/21

 157,674

 $

 479,433

 Asset Management & Custody Banks - 0.3%

 100,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 102,709

 Investment Banking & Brokerage - 0.6%

 10,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 11,267

 75,000

 Morgan Stanley, 4.1%, 5/22/23

 76,142

 50,000

 Morgan Stanley, 4.875%, 11/1/22

 53,032

 25,000

 Raymond James Financial, Inc., 4.25%, 4/15/16

 25,554

 $

 165,995

 Total Diversified Financials

 $

 1,324,685

 Insurance - 1.8%

 Life & Health Insurance - 0.5%

 45,000

 Protective Life Corp., 7.375%, 10/15/19

 $

 53,316

 100,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 105,750

 $

 159,066

 Multi-line Insurance - 0.3%

 60,000

 AXA SA, 8.6%, 12/15/30

 $

 80,550

 Property & Casualty Insurance - 0.6%

 35,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 41,517

 20,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 20,623

 110,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 123,475

 $

 185,615

 Reinsurance - 0.4%

 31,264

 Altair Re, Variable Rate Notes, 6/30/16 (g)

 $

 5,327

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (g)

 30,957

 30,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (g)

 30,474

 30,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (g)

 540

 JPY

 2,500,000

 Tralee Segregated Account (KANE SAC Ltd.), Floating Rate Note 7/15/17 (g)

 20,171

 25,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 26,681

 $

 114,150

 Total Insurance

 $

 539,381

 Real Estate - 0.6%

 Office REIT - 0.4%

 40,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 42,411

 35,000

 Highwoods Realty LP, 3.625%, 1/15/23

 34,822

 50,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 47,681

 $

 124,914

 Specialized REIT - 0.2%

 50,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 $

 51,375

 Total Real Estate

 $

 176,289

 Software & Services - 0.5%

 Internet Software & Services - 0.3%

 100,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 97,250

 Home Entertainment Software - 0.2%

 50,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 53,875

 Total Software & Services

 $

 151,125

 Technology Hardware & Equipment - 0.3%

 Electronic Manufacturing Services - 0.3%

 100,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 103,250

 Total Technology Hardware & Equipment

 $

 103,250

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.1%

 25,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 25,625

 Semiconductors - 0.2%

 55,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 52,938

 Total Semiconductors & Semiconductor Equipment

 $

 78,563

 Telecommunication Services - 2.0%

 Integrated Telecommunication Services - 1.0%

 COP

 124,000,000

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 $

 40,151

 11,000

 Frontier Communications Corp., 7.125%, 1/15/23

 9,928

 19,000

 Frontier Communications Corp., 8.5%, 4/15/20

 19,665

 50,000

 GCI, Inc., 6.75%, 6/1/21

 51,125

 EURO

 50,000

 Telefonica Emisiones SAU, 5.496%, 4/1/16

 56,737

 25,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 24,887

 38,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 35,126

 40,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 47,257

 $

 284,876

 Wireless Telecommunication Services - 1.0%

 30,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 32,230

 200,000

 MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (144A)

 202,222

 75,000

 T-Mobile USA, Inc., 6.625%, 11/15/20

 78,000

 $

 312,452

 Total Telecommunication Services

 $

 597,328

 Utilities - 3.0%

 Electric Utilities - 1.8%

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 $

 111,853

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 234,450

 70,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 81,223

 50,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 55,188

 50,000

 Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)

 49,000

 10,000

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 10,921

 $

 542,635

 Gas Utilities - 0.4%

 88,907

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 103,243

 Independent Power Producers & Energy Traders - 0.8%

 200,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 $

 201,161

 33,772

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 39,231

 $

 240,392

 Total Utilities

 $

 886,270

 TOTAL CORPORATE BONDS

 (Cost $9,433,355)

 $

 9,479,334

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.3%

 60,000

 Fannie Mae, 3.0%, 8/18/15

 $

 62,261

 53,822

 Fannie Mae, 3.5%, 2/1/29

 56,799

 98,994

 Fannie Mae, 3.5%, 4/1/45

 102,829

 236,616

 Fannie Mae, 3.5%, 5/1/44

 245,965

 187,590

 Fannie Mae, 3.5%, 9/1/42

 195,131

 200,000

 Fannie Mae, 3.5%, 9/14/15

 206,980

 193,226

 Fannie Mae, 4.0%, 11/1/44

 206,025

 189,994

 Fannie Mae, 4.5%, 11/1/44

 206,508

 28,939

 Fannie Mae, 4.5%, 4/1/41

 31,494

 28,526

 Fannie Mae, 5.0%, 6/1/40

 31,555

 186,680

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 193,554

 206,215

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 219,039

 23,292

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 24,811

 366,738

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 389,545

 74,940

 Federal Home Loan Mortgage Corp., 4.5%, 6/1/41

 81,372

 53,419

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 58,722

 45,671

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 50,203

 39,364

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 44,955

 24,263

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 28,943

 71,989

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 82,255

 192,634

 Government National Mortgage Association I, 3.5%, 1/15/45

 201,330

 49,088

 Government National Mortgage Association I, 4.5%, 1/15/40

 53,798

 40,941

 Government National Mortgage Association I, 4.5%, 7/15/41

 44,364

 47,005

 Government National Mortgage Association I, 4.5%, 9/15/40

 51,367

 62,959

 Government National Mortgage Association II, 4.5%, 9/20/41

 68,783

 60,000

 U.S. Treasury Bonds, 4.5%, 2/15/36

 77,677

 60,000

 U.S. Treasury Bonds, 4.5%, 8/15/39

 77,484

 475,717

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 462,003

 100,402

 U.S. Treasury Inflation Indexed Bonds, 0.25%, 1/15/25

 98,112

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $3,576,329)

 $

 3,653,864

 FOREIGN GOVERNMENT BONDS - 37.1%

 200,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 202,620

 AUD

 1,050,000

 Australia Government Bond, 3.25%, 4/21/25

 798,010

 EURO

 50,000

 Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)

 82,362

 200,000

 Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)

 193,500

 200,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 186,000

 EURO

 215,000

 Bundesschatzanweisungen, 0.25%, 3/11/16

 236,687

 CAD

 700,000

 Canadian Government Bond, 1.75%, 9/1/19

 562,044

 CAD

 750,000

 Canadian Government Bond, 2.25%, 6/1/25

 615,677

 CNY

 500,000

 China Government Bond, 3.0%, 11/21/19

 80,331

 CNY

 500,000

 China Government Bond, 3.38%, 11/21/24

 80,184

 200,000

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 205,601

 200,000

 Ecuador Government International Bond, 7.95%, 6/20/24 (144A)

 167,500

 IDR

 222,000,000

 Indonesia Treasury Bond, 6.125%, 5/15/28

 13,088

 IDR

 200,000,000

 Indonesia Treasury Bond, 7.0%, 5/15/27

 12,974

 IDR

 2,500,000,000

 Indonesia Treasury Bond, 7.375%, 9/15/16

 184,450

 IDR

 1,210,000,000

 Indonesia Treasury Bond, 8.25%, 6/15/32

 84,751

 EURO

 100,000

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A)

 136,049

 200,000

 Ivory Coast Government International Bond, 5.375%, 7/23/24 (144A)

 185,100

 200,000

 Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)

 191,950

 JPY

 20,000,000

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 170,191

 JPY

 20,000,000

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 169,920

 MXN

 3,830,000

 Mexican Bonos, 4.75%, 6/14/18

 237,709

 MXN

 2,400,000

 Mexican Bonos, 6.5%, 6/9/22

 154,440

 MXN

 300,000

 Mexican Bonos, 7.5%, 6/3/27

 20,478

 MXN

 3,584,348

 Mexican Udibonos, 2.0%, 6/9/22

 213,680

 MXN

 4,756,581

 Mexican Udibonos, 3.5%, 12/14/17

 312,729

 MXN

 3,829,048

 Mexican Udibonos, 5.0%, 6/16/16

 248,083

 EURO

 100,000

 Mexico Government International Bond, 4.0%, 3/15/15

 96,470

 NZD

 950,000

 New Zealand Government Bond, 4.5%, 4/15/27

 694,350

 NZD

 1,250,000

 New Zealand Government Bond, 5.5%, 4/15/23

 963,621

 NOK

 1,800,000

 Norway Government Bond, 2.0%, 5/24/23

 230,069

 NOK

 2,700,000

 Norway Government Bond, 4.5%, 5/22/19

 375,735

 PLN

 1,000,000

 Poland Government Bond, 5.25%, 10/25/17

 284,130

 100,000

 Poland Government International Bond, 4.0%, 1/22/24

 105,648

 150,000

 Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)

 148,125

 AUD

 100,000

 Queensland Treasury Corp., 5.75%, 7/22/24

 87,871

 RON

 580,000

 Romania Government Bond, 5.85%, 4/26/23

 164,994

 RON

 1,150,000

 Romania Government Bond, 5.95%, 6/11/21

 327,056

 RUB

 5,545,000

 Russian Federal Bond - OFZ, 7.0%, 8/16/23

 72,840

 SEK

 2,300,000

 Sweden Government Bond, 2.5%, 5/12/25

 310,481

 GBP

 500,000

 United Kingdom Gilt, 1.75%, 7/22/19

 796,259

 GBP

 70,000

 United Kingdom Gilt, 4.25%, 9/7/39

 143,523

 GBP

 75,000

 United Kingdom Gilt, 8.75%, 8/25/17

 136,739

 400,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 337,752

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $12,392,895)

 $

 11,021,771

 MUNICIPAL BONDS - 2.5% (h)

 Municipal Airport - 0.1%

 20,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 21,188

 Municipal Development - 0.2%

 50,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 59,277

 Municipal General - 0.5%

 70,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 73,018

 20,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 21,186

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 31,590

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 31,473

 $

 157,267

 Higher Municipal Education - 0.9%

 25,000

 Baylor University, 4.313%, 3/1/42

 $

 25,510

 25,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 33,382

 25,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 31,387

 50,000

 New Jersey Educational Facilities Authority, 4.0%, 7/1/45

 52,121

 20,000

 Permanent University Fund, 5.0%, 7/1/30

 23,710

 50,000

 University of California, 3.38%, 5/15/28

 49,612

 50,000

 University of Virginia, 5.0%, 4/1/45

 57,790

 $

 273,512

 Municipal Medical - 0.1%

 25,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 28,439

 Municipal School District - 0.2%

 25,000

 Frisco Independent School District, 4.0%, 8/15/40 (e)

 $

 25,497

 25,000

 Frisco Independent School District, 4.0%, 8/15/45 (e)

 25,396

 $

 50,893

 Municipal Obligation - 0.5%

 50,000

 State of Texas, 4.0%, 10/1/44 (e)

 $

 51,627

 50,000

 State of Washington, 5.0%, 7/1/30 (e)

 58,462

 20,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43 (e)

 20,615

 20,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44 (e)

 20,600

 $

 151,304

 TOTAL MUNICIPAL BONDS

 (Cost $705,954)

 $

 741,880

 SENIOR FLOATING RATE LOAN INTERESTS - 0.3% **

 Media - 0.2%

 Cable & Satellite - 0.2%

 60,000

 0.00

 Charter Communications, First Lien Bridge Loan, 5/26/16

 $

 60,000

 Total Media

 $

 60,000

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 42,977

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 $

 42,929

 Total Telecommunication Services

 $

 42,929

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $103,506)

 $

 102,929

 TOTAL INVESTMENT IN SECURITIES - 94.2%

 (Cost $29,134,854) (a)

 $

 28,008,900

 OTHER ASSETS & LIABILITIES - 5.8%

 $

 1,709,063

 TOTAL NET ASSETS - 100.0%

 $

 29,717,963

 †

 Amount rounds to less than 0.1%.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2015, the value of these securities amounted to $6,953,376 or 23.4% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv)

other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $29,147,717 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 666,223

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,805,040)

 Net unrealized depreciation

 $

 (1,138,817)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (e)

 Represents a General Obligation Bond

 (g)

 Structured reinsurance investment. At July 31, 2015, the value of these securities amounted to $87,469 or .3% of total net assets.

 (h)

 Consists of Revenue Bonds unless otherwise indicated.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Austrialian Dollar

 CAD

 Canadian Dollar

 COP

 Colombian Peso

 CNY

 Chinese Yuan

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NZD

 New Zealand Dollar

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PLN

 New Polish Zloty

 RON

 Romanian New Leu

 RUB

 Russian Ruble

 SEK

 Swedish Krona

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Unrealized Appreciation

343,332

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

5.00
%

B
+

 12/20/19

$
18,632

$
8,074

$
18,632

$
8,074

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Unrealized Depreciation

50,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drilling Inc.

1.00
%

 BBB+

 12/20/19

(1,873
)

$
(2,744
)

$
(1,873
)

$
(2,744
)

              (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

              (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

90,176

$
-

$
90,176

 Preferred Stocks

   Banks

     Regional Banks

-

25,510

-

25,510

   All Other Preferred Stocks

272,756

-

-

272,756

 Convertible Preferred Stock

95,369

-

-

95,369

 Asset Backed Securities

-

538,201

-

538,201

 Collateralized Mortgage Obligations

-

1,987,110

-

1,987,110

 Corporate Bonds

   Insurance

     Reinsurance

-

-

87,469

87,469

   All Other Corporate Bonds

-

9,391,865

-

9,391,865

 U.S. Government Agency Obligations

-

3,653,864

-

3,653,864

 Foreign Government Bonds

-

11,021,771

-

11,021,771

 Municipal Bonds

-

741,880

-

741,880

 Senior Floating Rate Loan Interest

-

102,929

-

102,929

 Total

$
368,125

27,553,306

$
87,469

$
28,008,900

 Other Financial Instruments

 Unrealized depreciation on futures contracts

$
(5,992
)

-

$
-

$
(5,992
)

 Unrealized depreciation on swap contracts

-

5,330

-

5,330

 Unrealized appreciation on forward foreign currency contracts

-

147,822

-

147,822

 Total Other Financial Instruments

$
(5,992
)

153,152

$
-

$
147,160

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/14

$
31,404

$
53,730

$
85,134

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

-

(59,210
)

(59,210
)

 Purchases

-

80,281

80,281

 Sales

-

(18,736
)

(18,736
)

 Transfers in and out of Level 3*

-

-

-

 Transfers in and out of Level 3 categories*

(31,404
)

31,404

-

 Balance as of 7/31/15

$
-

$
87,469

$
87,469

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.  During the period ended

 July 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/15

(59,210
)

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date September 29, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date September 29, 2015

* Print the name and title of each signing officer under his or her signature.